SUMMARY OF MATERIAL ACCOUNTING POLICIES - Depreciation, depletion and amortization (Details) - Mobile and other equipment	12 Months Ended
Dec. 31, 2025
Minimum
Depreciation, depletion and amortization
Useful life (in years)	2 years
Maximum
Depreciation, depletion and amortization
Useful life (in years)	10 years